ACQUISITIONS	3 Months Ended
Mar. 31, 2012
ACQUISITIONS
ACQUISITIONS

13.   ACQUISITIONS

  On November 18, 2011, the Company acquired 94.77% of the outstanding shares of Grayd Resource Corporation ("Grayd"), on a fully-diluted basis, by way of a take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 newly issued Agnico-Eagle shares. The acquisition was accounted for as a business combination and goodwill of $29.2 million was recognized on the Company's Consolidated Balance Sheets.

  On January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico-Eagle shares valued at $2.4 million. The non-controlling interest as reported on the December 31, 2011 consolidated balance sheets of the Company has now been eliminated as a result of this transaction.